[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000




                                       August 7, 2000




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Tax-Free Income Fund
                  1933 Act File No. 33-37971
                  1940 Act File No. 811-6223

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 14, which was filed electronically on July 27, 2000.

                                       Very truly yours,

                                       LEGG MASON TAX FREE INCOME FUND



                                       By: /s/ Patricia A. Maxey
                                           ------------------------------------
                                           Patricia A. Maxey
                                           Secretary

PAM:kms